Long-Term Debt - Schedule of Total Leverage Ratio (Details)	12 Months Ended
Dec. 31, 2014
Term B Loan [Member] | Less Than 4.75 [Member]
Debt Instrument [Line Items]
Total Leverage Ratio	4.75
LIBOR Base Rate	2.50%
Alternate Base Rate	2.50%
Term B Loan [Member] | More Than Or Equal to 4.75 [Member]
Debt Instrument [Line Items]
Total Leverage Ratio	4.75
LIBOR Base Rate	3.00%
Alternate Base Rate	3.00%
Revolving Credit Facility [Member] | Less Than 4.75 [Member]
Debt Instrument [Line Items]
Total Leverage Ratio	4.75
LIBOR Base Rate	3.50%
Alternate Base Rate	2.50%
Revolving Credit Facility [Member] | More Than Or Equal to 4.75 [Member]
Debt Instrument [Line Items]
Total Leverage Ratio	4.75
LIBOR Base Rate	4.00%
Alternate Base Rate	3.00%